Operating profit - Summary of Information About Profit Loss (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Employee costs (Note 9)	£ 8,772	£ 8,759	£ 8,473
Advertising	738	851	835
Distribution costs	202	198	199
Depreciation of property, plant and equipment	850	886	892
Impairment of property, plant and equipment, net of reversals	193	88	17
Depreciation of right of use assets	206	211	190
Impairment of right of use assets, net of reversals	17	(1)	10
Amortisation of intangible assets	1,258	1,454	1,212
Impairment of intangible assets, net of reversals	888	317	418
Impairment of tangible and intangible assets held for sale, net of reversals	0	0	23
Net foreign exchange (gains)/losses	(9)	13	11
Inventories:
Cost of inventories included in cost of sales	6,362	6,495	6,576
Write-down of inventories	1,064	1,046	979
Reversal of prior year write-down of inventories	£ (575)	£ (630)	£ (598)